AMBASSADOR FUNDS
SUPPLEMENT DATED MARCH 14, 2012
to
PROSPECTUS DATED JULY 1, 2011
(as supplemented January 1, 2012)
Explanatory Note:
         Effective as of March 14, 2012, the Agreement to Waive Fees and Reimburse Expenses, dated January 1, 2012 (the “Agreement”) between Ambassador Funds, a Delaware statutory trust (the “Trust”) and Convergence Financial Services, Inc., a Michigan corporation (the “Adviser”) and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the “Funds” and each a “Fund”), each of which is a series of the Trust, has been amended. Pursuant to the amended terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund’s operating expenses as necessary to limit each Fund’s Total Annual Operating Expenses to 1.25% of the Fund’s average net assets. The Agreement, as amended, has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date. The Agreement, as amended, supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser. The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.
         In light of the foregoing, the Funds’ prospectus is amended, effective as of March 14, 2012, by inserting the following information:
Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund’s “Annual Fund Operating Expenses” section on page 2 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver and/or Expense Reimbursement(2)	-0.86%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund’s “Annual Fund Operating Expenses” section on page 5 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund’s “Annual Fund Operating Expenses” section on page 8 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2012
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001113914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	af1113914_SupplementTextBlock
AMBASSADOR FUNDS
SUPPLEMENT DATED MARCH 14, 2012
to
PROSPECTUS DATED JULY 1, 2011
(as supplemented January 1, 2012)
Explanatory Note:
         Effective as of March 14, 2012, the Agreement to Waive Fees and Reimburse Expenses, dated January 1, 2012 (the “Agreement”) between Ambassador Funds, a Delaware statutory trust (the “Trust”) and Convergence Financial Services, Inc., a Michigan corporation (the “Adviser”) and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the “Funds” and each a “Fund”), each of which is a series of the Trust, has been amended. Pursuant to the amended terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund’s operating expenses as necessary to limit each Fund’s Total Annual Operating Expenses to 1.25% of the Fund’s average net assets. The Agreement, as amended, has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date. The Agreement, as amended, supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser. The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.
         In light of the foregoing, the Funds’ prospectus is amended, effective as of March 14, 2012, by inserting the following information:
Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund’s “Annual Fund Operating Expenses” section on page 2 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver and/or Expense Reimbursement(2)	-0.86%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund’s “Annual Fund Operating Expenses” section on page 5 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund’s “Annual Fund Operating Expenses” section on page 8 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Selkirk Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1113914_SupplementTextBlock
AMBASSADOR FUNDS
SUPPLEMENT DATED MARCH 14, 2012
to
PROSPECTUS DATED JULY 1, 2011
(as supplemented January 1, 2012)
Explanatory Note:
         Effective as of March 14, 2012, the Agreement to Waive Fees and Reimburse Expenses, dated January 1, 2012 (the “Agreement”) between Ambassador Funds, a Delaware statutory trust (the “Trust”) and Convergence Financial Services, Inc., a Michigan corporation (the “Adviser”) and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the “Funds” and each a “Fund”), each of which is a series of the Trust, has been amended. Pursuant to the amended terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund’s operating expenses as necessary to limit each Fund’s Total Annual Operating Expenses to 1.25% of the Fund’s average net assets. The Agreement, as amended, has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date. The Agreement, as amended, supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser. The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.
         In light of the foregoing, the Funds’ prospectus is amended, effective as of March 14, 2012, by inserting the following information:
Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund’s “Annual Fund Operating Expenses” section on page 2 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver and/or Expense Reimbursement(2)	-0.86%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for current fiscal year
Expense Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Selkirk Opportunities Fund | Selkirk Opportunities Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
Selkirk Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1113914_SupplementTextBlock
Selkirk Mutual Funds Prospectus – the Selkirk Core Fund’s “Annual Fund Operating Expenses” section on page 5 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for current fiscal year
Expense Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Selkirk Core Fund | Selkirk Core Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
Selkirk Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1113914_SupplementTextBlock
Selkirk Mutual Funds Prospectus – the Selkirk Income Fund’s “Annual Fund Operating Expenses” section on page 8 is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver(2)	-0.61%
Total Annual Fund Operating Expenses after Fee Waiver	1.25%
(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Selkirk Opportunities Fund
	$127	$397

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for current fiscal year
Expense Example:	rr_ExpenseExampleAbstract
Expense [Heading]	rr_ExpenseHeading	Example
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Selkirk Income Fund | Selkirk Income Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
[3]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.
[4]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.